Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 5,339	$ 6,130
Restricted cash	246	809
Accounts receivable, net	3,744	3,674
Prepayments and other current assets	1,773	1,623
Inventories	583	1,320
Total current assets	11,685	13,556
Property, plant and equipment, net	1,058	1,352
Interests in affiliates	9,763	8,976
Goodwill	1,071	1,060
Deferred tax assets	287	269
Total assets	23,864	25,213
Liabilities and shareholders' equity
Accounts payable	2,875	3,146
Other payables and accrued expenses	2,658	3,359
Taxation payable	422	607
Total current liabilities	5,955	7,112
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 (2010: 20,000,000) shares authorised; 2,229,628(2010: 2,229,628) shares issued	123	123
Additional paid-in capital	9,533	9,533
Treasury stock, 151,747 (2010: 134,812) shares at cost	(733)	(639)
PRC statutory reserves	274	275
Accumulated other comprehensive income	731	605
Retained earnings	6,371	5,849
Equity attributable to owners' of Euro Tech	16,299	15,746
Non-controlling interest	1,610	2,355
Total shareholders' equity	17,909	18,101
Total liabilities and shareholders' equity	$ 23,864	$ 25,213